Capital leases: (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) item	Dec. 31, 1985 item	Dec. 31, 2017 USD ($)
Minimum lease payments under the capital leases together with the present value of the net minimum lease payments
Long-term balance	$ 81,730		$ 87,192
Scherer Unit No. 2
Capital leases
Number of purchasers from which entity sold and leased back assets | item		4
Percentage of undivided ownership interest of purchasers in assets under lease		60.00%
Assumed interest rate on lease (as a percent)		11.05%
Minimum lease payments under the capital leases together with the present value of the net minimum lease payments
2019	14,949
2020	14,949
2021	14,949
2022	7,474
2023	22,424
2024-2031	70,483
Total minimum lease payments	145,228
Less: Amount representing interest	(58,036)
Present value of net minimum lease payments	87,192
Less: Current portion	(5,462)
Long-term balance	$ 81,730
Scherer Unit No. 2 | Minimum
Capital leases
Leases renewal period	1 year
Scherer Unit No. 2 | Maximum
Capital leases
Leases renewal period	5 years
Scherer Unit No. 2 | Lease renewal through December 31, 2027
Capital leases
Number of leases for which lease term is extended | item	3
Scherer Unit No. 2 | Lease renewal through June 30, 2031
Capital leases
Number of leases for which lease term is extended | item	1